UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

September 30, 2016 (unaudited)

Description	Shares	Fair Value
Common Stocks | 101.0%
Australia | 0.9%
BHP Billiton, Ltd. Sponsored ADR	38,500	$1,334,025
Denmark | 2.5%
Novo Nordisk A/S Sponsored ADR	91,500	3,805,485
Finland | 1.6%
Sampo Oyj, A Shares ADR	109,500	2,427,615
France | 5.5%
Engie SA Sponsored ADR	75,981	1,188,343
Sanofi ADR	105,200	4,017,588
TOTAL SA Sponsored ADR	64,834	3,092,582
		8,298,513
Germany | 5.9%
Bayerische Motoren Werke AG Sponsored ADR (a)	124,900	3,503,445
SAP SE Sponsored ADR	59,300	5,420,613
		8,924,058
Italy | 1.4%
Eni SpA Sponsored ADR	74,250	2,143,598
Japan | 5.0%
Canon, Inc. Sponsored ADR	44,700	1,297,641
Mitsubishi UFJ Financial Group, Inc. Sponsored ADR	712,600	3,598,630
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	393,600	2,656,800
		7,553,071
Singapore | 3.0%
Singapore Telecommunications, Ltd. ADR	151,100	4,446,873
Sweden | 3.5%
Assa Abloy AB ADR	523,000	5,279,685
Switzerland | 5.1%
Novartis AG Sponsored ADR	38,700	3,055,752
UBS Group AG	158,359	2,156,849
Zurich Insurance Group AG ADR	92,500	2,385,492
		7,598,093
United Kingdom | 15.3%
BP PLC Sponsored ADR	105,591	3,712,580
British American Tobacco PLC Sponsored ADR	37,700	4,812,405
GlaxoSmithKline PLC Sponsored ADR	80,200	3,459,026
HSBC Holdings PLC Sponsored ADR	124,399	4,678,646
Unilever PLC Sponsored ADR	99,100	4,697,340
Wm Morrison Supermarkets PLC ADR	120,300	1,697,433
		23,057,430
Description	Shares	Fair Value
United States | 51.3%
American Express Co.	43,800	$2,804,952
Apple, Inc.	50,200	5,675,110
Chevron Corp.	46,000	4,734,320
Cisco Systems, Inc.	177,700	5,636,644
Citigroup, Inc.	106,400	5,025,272
ConocoPhillips	53,100	2,308,257
Emerson Electric Co.	67,600	3,684,876
Halliburton Co.	89,900	4,034,712
Honeywell International, Inc.	37,200	4,337,148
Intel Corp.	104,100	3,929,775
International Business Machines Corp.	38,460	6,109,371
Merck & Co., Inc.	75,300	4,699,473
PepsiCo, Inc.	41,100	4,470,447
Pfizer, Inc.	149,766	5,072,574
Reynolds American, Inc.	110,000	5,186,500
United Technologies Corp.	33,400	3,393,440
Viacom, Inc., Class B	46,800	1,783,080
Wal-Mart Stores, Inc.	62,800	4,529,136
		77,415,087
Total Common Stocks (Cost $142,894,854)		152,283,533
Description	Principal Amount (000) (b)	Fair Value
Foreign Government Obligations | 14.2%
Brazil | 2.5%
Brazil NTN-B:
6.00%, 08/15/20	2,113	$1,909,577
6.00%, 08/15/26	1,310	1,192,383
6.00%, 05/15/35	810	745,719
		3,847,679
Colombia | 1.0%
Colombian Titulos De Tesoreria:
7.00%, 05/04/22	3,240,000	1,139,402
10.00%, 07/24/24	951,000	390,951
		1,530,353
Hungary | 1.0%
Hungary Government Bond, 7.50%, 11/12/20	321,000	1,445,138
Indonesia | 1.6%
Indonesia Government Bonds:
7.875%, 04/15/19	16,553,000	1,301,702
8.375%, 09/15/26	13,313,000	1,113,412
		2,415,114
Malaysia | 1.0%
Malaysia Government Bond, 3.80%, 08/17/23	6,450	1,593,065

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2016 (unaudited)

Description	Principal Amount (000) (b)	Fair Value
Mexico | 2.6%
Mexican Bonos:
6.50%, 06/10/21	39,180	$2,077,191
5.75%, 03/05/26	13,620	688,622
Mexican Udibonos, 2.50%, 12/10/20	22,583	1,164,795
		3,930,608
Russia | 2.1%
Russia Government Bonds - OFZ:
7.50%, 08/18/21	102,800	1,590,660
7.60%, 07/20/22	102,200	1,581,818
		3,172,478
Serbia | 0.5%
Serbia Treasury Bond, 6.00%, 02/22/19	80,000	753,311
South Africa | 0.3%
Republic of South Africa, 10.50%, 12/21/26	5,220	427,131
Turkey | 1.0%
Turkey Government Bond, 4.00%, 04/01/20	4,193	1,469,799
Uganda | 0.6%
Uganda Government Bonds:
18.375%, 02/18/21	1,736,200	535,763
16.50%, 05/13/21	1,097,100	321,999
		857,762
Total Foreign Government Obligations (Cost $21,568,857)		21,442,438
Description	Shares	Fair Value
Short-Term Investment | 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield)	430,755	$430,755
Total Investments | 115.5% (Cost $164,894,466) (c), (d)		$174,156,726
Liabilities in Excess of Cash and Other Assets | (15.5)%		(23,324,749)
Net Assets | 100.0%		$150,831,977

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2016 (unaudited)

Forward Currency Contracts open at September 30, 2016:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	9,304,690	USD	603,417	BNP	10/28/16	$—	$4,864
ARS	17,316,000	USD	1,110,000	BNP	11/02/16	1,138	—
ARS	20,016,990	USD	1,288,509	CIT	10/31/16	—	2,775
ARS	6,138,000	USD	396,000	CIT	11/09/16	—	3,540
BRL	1,009,385	USD	293,000	BNP	10/11/16	16,718	—
BRL	2,265,432	USD	689,000	BNP	10/19/16	4,567	—
BRL	2,506,439	USD	767,316	JPM	10/11/16	1,754	—
BRL	1,523,090	USD	446,000	JPM	01/20/17	7,752	—
CLP	505,835,000	USD	748,000	BNP	10/07/16	21,059	—
COP	82,220,000	USD	27,961	CIT	10/03/16	554	—
COP	1,680,156,000	USD	564,000	CIT	10/03/16	18,710	—
COP	3,341,701,000	USD	1,121,000	HSB	11/04/16	30,971	—
COP	3,300,000,000	USD	1,100,000	JPM	10/18/16	41,443	—
DOP	13,880,430	USD	300,898	CIT	10/06/16	—	57
DOP	21,547,820	USD	464,894	CIT	10/07/16	2,147	—
DOP	30,682,000	USD	663,538	CIT	10/28/16	2,048	—
DOP	37,520,000	USD	805,150	CIT	10/31/16	8,659	—
EGP	5,986,920	USD	604,739	BNP	11/30/16	—	62,776
EGP	6,288,400	USD	632,000	BNP	11/30/16	—	62,745
EGP	7,148,700	USD	676,000	BNP	02/24/17	—	78,363
EUR	731,000	PLN	3,146,224	JPM	10/20/16	—	687
EUR	993,000	USD	1,117,125	CAB	11/28/16	1,107	—
EUR	964,394	USD	1,093,390	JPM	11/01/16	—	8,629
EUR	2,006,196	USD	2,260,000	JPM	11/01/16	—	3,407
GHS	1,904,175	USD	403,000	BRC	07/17/17	834	—
GHS	1,893,900	USD	472,000	CIT	10/11/16	3,988	—
GHS	1,638,000	USD	364,000	CIT	04/06/17	4,376	—
HUF	314,900,858	USD	1,143,722	CIT	10/07/16	4,770	—
IDR	3,254,720,000	USD	224,000	CIT	03/22/17	19,434	—
IDR	10,632,400,000	USD	760,000	CIT	03/22/17	35,241	—
IDR	9,446,280,000	USD	669,000	CIT	05/02/17	34,517	—
IDR	12,118,450,000	USD	901,000	HSB	01/23/17	12,545	—
IDR	7,183,120,000	USD	508,000	HSB	05/09/17	26,631	—
ILS	5,553,390	USD	1,483,000	JPM	11/28/16	880	—
INR	88,478,000	USD	1,300,000	JPM	10/07/16	27,957	—
INR	170,624,465	USD	2,519,000	SCB	10/24/16	34,235	—
JPY	131,658,641	USD	1,322,000	CIT	10/06/16	—	23,553
KES	80,028,000	USD	760,000	CIT	03/13/17	10,265	—
KES	73,738,600	USD	718,000	JPM	12/30/16	823	—
KRW	1,546,031,280	USD	1,416,000	SCB	10/13/16	—	12,313
KZT	393,990,000	USD	1,142,000	CIT	11/14/16	14,929	—
KZT	256,200,000	USD	700,000	HSB	03/29/17	25,118	—
KZT	265,809,000	USD	753,000	JPM	01/09/17	15,175	—
MYR	8,492,695	USD	2,049,000	JPM	10/26/16	2,063	—
PEN	2,493,430	USD	740,000	BNP	10/31/16	—	4,874
PEN	5,018,342	USD	1,472,000	CIT	11/16/16	4,488	—

Lazard Global Total Return and Income Fund, Inc. Portfolio of Investments (continued) September 30, 2016 (unaudited)

Forward Currency Contracts open at September 30, 2016 (continued):

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PEN	2,499,764	USD	741,000	HSB	10/05/16	$—	$2,168
PEN	2,559,448	USD	745,000	HSB	12/05/16	6,012	—
PHP	66,427,600	USD	1,420,000	JPM	11/02/16	—	51,269
PHP	57,726,900	USD	1,190,000	JPM	12/05/16	—	1,592
PHP	38,436,560	USD	808,000	SCB	10/13/16	—	15,608
PLN	5,995,545	EUR	1,361,000	JPM	10/20/16	37,302	—
RON	3,978,566	USD	1,012,950	CIT	04/13/17	—	2,945
RSD	82,195,350	EUR	661,000	CIT	12/09/16	321	—
RSD	80,527,920	EUR	649,000	CIT	12/15/16	—	1,927
RUB	16,538,445	USD	258,000	CAB	10/28/16	3,981	—
RUB	90,339,533	USD	1,393,000	CAB	10/28/16	38,046	—
THB	26,276,254	USD	758,268	CIT	11/10/16	—	337
THB	40,489,665	USD	1,159,000	JPM	10/14/16	9,342	—
THB	49,270,167	USD	1,422,000	SCB	11/10/16	—	817
TRY	6,651,584	USD	2,235,000	CAB	11/23/16	—	40,988
UGX	1,585,160,000	USD	460,000	BRC	11/07/16	2,165	—
UGX	1,292,896,000	USD	352,000	CIT	12/23/16	18,554	—
UGX	5,188,050,000	USD	1,505,528	JPM	10/17/16	18,770	—
USD	157,000	BRL	156,155	BNP	10/11/16	845	—
USD	1,698,000	BRL	2,332,018	UBS	01/20/17	—	634,018
USD	616,000	COP	611,225	CIT	10/03/16	4,775	—
USD	130,000	COP	132,573	CIT	10/18/16	—	2,573
USD	680,829	EGP	597,637	BNP	02/24/17	83,192	—
USD	548,452	EGP	490,277	CIT	11/30/16	58,174	—
USD	688,000	EGP	620,941	HSB	11/30/16	67,059	—
USD	169,520	EUR	169,916	CIT	12/09/16	—	396
USD	1,158,854	EUR	1,181,515	JPM	10/20/16	—	22,661
USD	912,724	EUR	920,096	JPM	11/01/16	—	7,372
USD	4,197,809	EUR	4,219,611	JPM	11/01/16	—	21,802
USD	469,950	GHS	475,988	CIT	10/11/16	—	6,038
USD	367,850	GHS	368,376	CIT	04/06/17	—	525
USD	407,362	GHS	403,834	CIT	07/17/17	3,528	—
USD	1,135,927	HUF	1,135,603	BNP	08/29/17	323	—
USD	1,177,000	IDR	1,176,494	JPM	12/13/16	506	—
USD	805,352	IDR	815,654	JPM	01/23/17	—	10,302
USD	2,429,328	JPY	2,454,487	CIT	10/06/16	—	25,159
USD	1,113,000	MXN	1,124,851	CIT	10/26/16	—	11,851
USD	732,531	PEN	738,832	HSB	10/05/16	—	6,300
USD	1,006,340	RON	1,010,005	JPM	04/13/17	—	3,665
USD	1,167,401	THB	1,168,342	JPM	10/14/16	—	941
USD	573,409	UGX	581,232	HSB	10/17/16	—	7,823
USD	1,663,000	ZAR	1,686,874	CIT	10/03/16	—	23,874
USD	3,472,205	ZAR	3,451,330	CIT	10/03/16	20,875	—
USD	1,439,000	ZAR	1,456,233	CIT	11/30/16	—	17,233
USD	4,293,000	ZAR	4,213,819	JPM	10/03/16	79,181	—
UYU	48,003,120	USD	1,653,000	CIT	11/23/16	10,540	—

Lazard Global Total Return and Income Fund, Inc. Portfolio of Investments (concluded) September 30, 2016 (unaudited)

Forward Currency Contracts open at September 30, 2016 (concluded):

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ZAR	9,977,676	USD	711,000	CIT	10/03/16	$16,103	$—
ZAR	10,342,406	USD	706,000	CIT	10/03/16	47,682	—
ZAR	13,865,222	USD	959,000	CIT	10/03/16	51,401	—
ZAR	17,987,501	USD	1,325,388	CIT	10/03/16	—	14,584
ZAR	34,657,805	USD	2,275,000	CIT	10/03/16	250,619	—
ZAR	41,502,533	USD	2,987,556	CIT	10/03/16	36,859	—
ZAR	44,423,066	USD	3,221,000	CIT	11/30/16	—	18,890
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,303,051	$1,222,241
Currency Abbreviations:
ARS	— Argentinian Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
DOP	— Dominican Republic Peso
EGP	— Egyptian Pound
EUR	— Euro
GHS	— Ghanaian Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KES	— Kenyan Shilling
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RSD	— Serbian Dinar
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— New Turkish Lira
UGX	— Ugandan Shilling
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand
Counterparty Abbreviations:
BNP	— BNP Paribas SA
BRC	— Barclays Bank PLC
CAB	— Credit Agricole Corporate and Investment Bank
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank
UBS	— UBS AG

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2016 (unaudited)

(a) Non-income producing security

(b) Principal amount denominated in respective country’s currency.

(c) For federal income tax purposes, the aggregate cost was $164,894,466, aggregate gross unrealized appreciation was $32,940,091, aggregate gross unrealized depreciation was $23,677,831 and the net unrealized appreciation was $9,262,260.

(d) Lazard Global Total Return and Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B

Portfolio holdings by industry* (as a percentage of net assets):
Aerospace & Defense	2.3%
Automobiles	2.3
Banks	10.6
Beverages	3.0
Building Products	3.5
Capital Markets	1.4
Communications Equipment	3.7
Consumer Finance	1.9
Diversified Telecommunication Services	2.9
Electrical Equipment	2.4
Energy Equipment & Services	2.7
Food & Staples Retailing	4.1
Industrial Conglomerates	2.9
Insurance	3.2
IT Services	4.1
Media	1.2
Metals & Mining	0.9
Multi-Utilities	0.8
Oil, Gas & Consumable Fuels	10.6
Personal Products	3.1
Pharmaceuticals	16.0
Semiconductors & Semiconductor Equipment	2.6
Software	3.6
Technology Hardware, Storage & Peripherals	4.6
Tobacco	6.6
Subtotal	101.0
Foreign Government Obligations	14.2
Short-Term Investment	0.3
Total Investments	115.5%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	November 28, 2016

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date:	November 28, 2016